Trade and other payables - Narrative (Details) - BER Technology - CNY (¥)		6 Months Ended	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Trade and other payables
Remaining equity interest (as a percent)	20.00%	20.00%
Initial redemption liability				¥ 44,105,000,000
Equity interests of BER Technology			¥ 15,000,000
Put option
Trade and other payables
Initial redemption liability				183,569,000
Remeasurement amount of redemption liability				¥ 232,951,000